Reportable Segments	12 Months Ended
Dec. 31, 2011
Reportable Segments [Abstract]
Reportable Segments
15.  Reportable Segments

We divide our operations into five reportable business segments.  These segments and their principal source of revenues are as follows:

-	Products Pipelines- the transportation and terminaling of refined petroleum products, including gasoline, diesel fuel, jet fuel and natural gas liquids;

-	Natural Gas Pipelines-the sale, transport, processing, treating, storage and gathering of natural gas;

-
CO2-the production and sale of crude oil from fields in the Permian Basin of West Texas and the transportation and marketing of carbon dioxide used as a flooding medium for recovering crude oil from mature oil fields;

-	Terminals-the transloading and storing of refined petroleum products and dry and liquid bulk products, including coal, petroleum coke, cement, alumina, salt and other bulk chemicals; and

-
Kinder Morgan Canada-the transportation of crude oil and refined products from Alberta, Canada to marketing terminals and refineries in British Columbia, the state of Washington and the Rocky Mountains and Central regions of the United States.

We evaluate performance principally based on each segment's earnings before depreciation, depletion and amortization expenses (including amortization of excess cost of equity investments), which excludes general and administrative expenses, third-party debt costs and interest expense, unallocable interest income, and unallocable income tax expense.  Our reportable segments are strategic business units that offer different products and services, and they are structured based on how our chief operating decision maker organizes their operations for optimal performance and resource allocation.  Each segment is managed separately because each segment involves different products and marketing strategies.

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Financial information by segment follows (in millions):

	Year Ended December 31,
	2011	2010	2009
Revenues
Products Pipelines
Revenues from external customers	$914.0	$883.0	$826.6
Intersegment revenues	-	-	-
Natural Gas Pipelines
Revenues from external customers	3,942.9	4,077.6	3,500.8
Intersegment revenues	-	-	-
CO2
Revenues from external customers	1,416.2	1,245.7	1,035.7
Intersegment revenues	-	-	-
Terminals
Revenues from external customers	1,313.5	1,264.0	1,108.1
Intersegment revenues	1.1	1.1	0.9
Kinder Morgan Canada
Revenues from external customers	302.4	268.5	226.1
Intersegment revenues	-	-	-
Total segment revenues	7,890.1	7,739.9	6,698.2
Less: Total intersegment revenues	(1.1)	(1.1)	(0.9)
Total consolidated revenues	$7,889.0	$7,738.8	$6,697.3

Operating expenses(a)
Products Pipelines	$499.7	$414.6	$269.5
Natural Gas Pipelines	3,369.4	3,582.0	3,059.7
CO2	342.5	308.1	271.1
Terminals	634.0	629.2	536.8
Kinder Morgan Canada	97.7	91.6	72.5
Total segment operating expenses	4,943.3	5,025.5	4,209.6
Less: Total intersegment operating expenses	(1.1)	(1.1)	(0.9)
Total consolidated operating expenses	$4,942.2	$5,024.4	$4,208.7

Other expense (income)
Products Pipelines	$(10.0)	$4.2	$0.6
Natural Gas Pipelines	-	-	(7.8)
CO2	-	-	-
Terminals	(0.9)	(4.3)	(27.6)
Kinder Morgan Canada	-	-	-
Total consolidated Other expense (income)	$(10.9)	$(0.1)	$(34.8)

Depreciation, depletion and amortization
Products Pipelines	$105.2	$100.7	$94.1
Natural Gas Pipelines	134.6	98.7	68.3
CO2	437.2	452.9	487.9
Terminals	195.0	184.1	136.9
Kinder Morgan Canada	55.7	42.9	38.5
Total consol. depreciation, depletion and amortization	$927.7	$879.3	$825.7

Earnings from equity investments
Products Pipelines	$50.6	$33.1	$29.0
Natural Gas Pipelines	140.5	81.5	43.3
CO2	24.1	22.5	22.3
Terminals	11.2	1.7	0.7
Kinder Morgan Canada	(2.0)	(3.3)	(4.1)
Total consolidated equity earnings.	$224.4	$135.5	$91.2

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	Year Ended December 31,
	2011	2010	2009
Amortization of excess cost of equity investments
Products Pipelines	$3.7	$3.4	$3.4
Natural Gas Pipelines	1.0	0.4	0.4
CO2	2.0	2.0	2.0
Terminals	-	-	-
Kinder Morgan Canada	-	-	-
Total consol. amortization of excess cost of equity investments	$6.7	$5.8	$5.8

Interest income
Products Pipelines	$3.1	$4.0	$4.1
Natural Gas Pipelines	0.1	-	3.6
CO2	0.8	2.0	-
Terminals	0.1	-	-
Kinder Morgan Canada	13.8	13.2	12.0
Total segment interest income	17.9	19.2	19.7
Unallocated interest income	2.9	1.2	0.2
Total consolidated interest income	$20.8	$20.4	$19.9

Other, net-income (expense)
Products Pipelines	$5.1	$12.4	$8.3
Natural Gas Pipelines(b)	(164.6)	1.6	24.7
CO2	4.4	2.5	-
Terminals	5.4	4.7	3.7
Kinder Morgan Canada	-	2.6	11.9
Total consolidated other, net-income (expense)	$(149.7)	$23.8	$48.6

Income tax (expense) benefit
Products Pipelines	$(20.0)	$(9.2)	$(13.4)
Natural Gas Pipelines	(3.6)	(3.1)	(4.0)
CO2	(4.4)	0.9	(4.0)
Terminals	6.3	(5.3)	(5.2)
Kinder Morgan Canada	(14.9)	(7.8)	(18.9)
Total segment income tax benefit (expense)	(36.6)	(24.5)	(45.5)
Unallocated income tax benefit (expense)	(8.7)	(9.9)	(8.5)
Total consolidated income tax benefit (expense)	$(45.3)	$(34.4)	$(54.0)

Segment earnings before depreciation, depletion, amortization and amortization of excess cost of equity investments(c)
Products Pipelines	$463.1	$504.5	$584.5
Natural Gas Pipelines	545.9	575.6	516.5
CO2	1,098.6	965.5	782.9
Terminals	704.5	641.3	599.0
Kinder Morgan Canada	201.6	181.6	154.5
Total segment earnings before DD&A	3,013.7	2,868.5	2,637.4
Total segment depreciation, depletion and amortization	(927.7)	(879.3)	(825.7)
Total segment amortization of excess cost of equity investments.	(6.7)	(5.8)	(5.8)
General and administrative expenses	(472.7)	(375.2)	(330.3)
Interest expense, net of unallocable interest income	(531.0)	(506.4)	(431.3)
Unallocable income tax expense	(8.7)	(9.9)	(8.5)
Income from discontinued operations(d)	201.5	235.2	248.0
Total consolidated net income	$1,268.4	$1,327.1	$1,283.8

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	Year Ended December 31,
	2011	2010	2009
Capital expenditures(e)
Products Pipelines	$253.8	$144.2	$199.8
Natural Gas Pipelines	152.8	135.4	372.0
CO2	432.5	372.8	341.8
Terminals	332.7	326.3	378.2
Kinder Morgan Canada	27.7	22.2	32.0
Total consolidated capital expenditures	$1,199.5	$1,000.9	$1,323.8

Investments at December 31
Products Pipelines	$218.5	$215.6	$203.7
Natural Gas Pipelines	2,887.0	3,563.3	2,542.9
CO2	10.4	9.9	11.2
Terminals	164.0	27.4	18.7
Kinder Morgan Canada	66.3	69.8	68.7
Total consolidated investments	$3,346.2	$3,886.0	$2,845.2

Assets at December 31
Products Pipelines	$4,479.3	$4,369.1	$4,299.0
Natural Gas Pipelines	9,957.5	8,809.7	7,772.7
CO2	2,147.3	2,141.2	2,224.5
Terminals	4,428.3	4,138.6	3,636.6
Kinder Morgan Canada	1,826.7	1,870.0	1,797.7
Total segment assets	22,839.1	21,328.6	19,730.5
Corporate assets(f)	1,263.6	532.5	531.7
Total consolidated assets	$24,102.7	$21,861.1	$20,262.2
____________

(a)	Includes natural gas purchases and other costs of sales, operations and maintenance expenses, and taxes, other than income taxes.
(b)	2011 amount includes a $167.2 million loss from the remeasurement of our previously held 50% equity interest in KinderHawk Field Services LLC to fair value (discussed further in Note 3).
(c)	Includes revenues, earnings from equity investments, allocable interest income, and other, net, less operating expenses, allocable income taxes, and other expense (income).
(d)	Represents amounts from our FTC Natural Gas Pipelines disposal group. For further information, see Note 3.
(e)
Sustaining capital expenditures, including our share of the sustaining capital expenditures of the following seven joint ventures: Rockies Express Pipeline LLC, Midcontinent Express Pipeline LLC, Fayetteville Express Pipeline LLC, Cypress Interstate Pipeline LLC, EagleHawk Field Services LLC, for 2011 only, Red Cedar Gathering Company, and until July 1, 2011, KinderHawk Field Services LLC totaled $212.1 million in 2011, $179.2 million in 2010 and $172.2 million in 2009.  Sustaining capital expenditures are defined as capital expenditures which do not increase the capacity of an asset.

(f)
Includes cash and cash equivalents; margin and restricted deposits; unallocable interest receivable, prepaid assets and deferred charges; and risk management assets related to the fair value of interest rate swaps.

We do not attribute interest and debt expense to any of our reportable business segments.  For each of the years ended December 31, 2011, 2010 and 2009, we reported total consolidated interest expense of $533.9 million, $507.6 million and $431.5 million, respectively.

Our total operating revenues are derived from a wide customer base. For each of the years ended December 31, 2011, 2010 and 2009, no revenues from transactions with a single external customer amounted to 10% or more of our total consolidated revenues.

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Following is geographic information regarding the revenues and long-lived assets of our business segments (in millions):

	Year Ended December 31,
	2011	2010	2009
Revenues from external customers
United States	$7,459.0	$7,362.8	$6,374.4
Canada	411.5	356.5	301.9
Mexico and other(a)	18.5	19.5	21.0
Total consolidated revenues from external customers.	$7,889.0	$7,738.8	$6,697.3

Long-lived assets at December 31(b)	2011	2010	2009
United States	$17,858.5	$16,929.5	$15,556.6
Canada	1,843.4	1,908.5	1,813.6
Mexico and other(a)	76.0	86.4	89.1
Total consolidated long-lived assets	$19,777.9	$18,924.4	$17,459.3
____________

(a)	Includes operations in Mexico and until August 31, 2011, the Netherlands.
(b)	Long-lived assets exclude (i) goodwill; (ii) other intangibles, net; and (iii) long-term note receivables from related parties.